Note 6 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 87,000	$ 81,000
Reserves not deductible until paid	300,000	289,000
Net operating loss carryforwards
Federal	2,764,000	2,654,000
State	537,000	768,000
Federal tax credit	398,000	338,000
Other	12,000	11,000
Gross deferred tax assets	4,098,000	4,141,000
Less valuation allowance	(1,453,000)	(1,651,000)
Deferred tax assets net of valuation allowance	2,645,000	2,490,000
Deferred tax liabilities:
Property and equipment	(2,399,000)	(2,307,000)
Other	(238,000)	(175,000)
Gross deferred tax liabilities	(2,637,000)	(2,482,000)
Net deferred tax asset	$ 8,000	$ 8,000